Retirement Benefits	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Retirement Benefits

Note 10. Retirement Benefits

Pension Benefits — Effective February 1, 2009 and July 31, 2009, future benefit accruals for non-collective bargaining-unit employees and collective bargaining-unit employees were discontinued, respectively. No employees lost their previously earned pension benefits.

As of the last measurement date at November 30, 2012, the Company’s total defined benefit pension plan assets, total projected benefit obligations, and unfunded pension obligation for the tax-qualified pension plan were approximately $1,243.1 million, $1,717.7 million, and $454.5 million, respectively.

The Company does not expect to make any cash contributions to the tax-qualified defined benefit pension plan until fiscal 2015 or later.

Further, with the Office of Federal Procurement Policy issuance of the final rule harmonizing Cost Accounting Standard (“CAS”) 412, Composition and Measurement of Pension Cost, and CAS 413, Adjustment and Allocation of Pension Cost, with the Pension Protection Act (the “PPA”), the Company will recover portions of any required pension funding through its government contracts. Approximately 84% of the Company’s unfunded pension benefit obligation for its tax-qualified pension plan as of November 30, 2012 is related to its government contracting business segment, Aerojet. Accordingly, the Company believes a significant portion of any future contributions to its tax-qualified defined benefit pension plan would be recoverable through its government contracts.

On July 6, 2012, the Moving Ahead for Progress in the 21st Century Act (“MAP-21”) was signed into law by the U.S. government. MAP-21, in part, provides temporary relief for employers who sponsor defined benefit pension plans related to funding contributions under the Employee Retirement Income Security Act of 1974. Specifically, MAP-21 implemented a 25-year average interest rate corridor around the 24 month interest rate used for purposes of determining minimum funding obligations. This relief is expected to defer cash contributions until fiscal 2015 or later.

The PPA requires underfunded pension plans to improve their funding ratios based on the funded status of the plan as of specified measurement dates through contributions or application of prepayment credits. As of November 30, 2012, the Company has accumulated $32.5 million in prepayment credits as a result of advanced funding.

The funded status of the pension plan is affected by the investment experience of the plan’s assets, by any changes in U.S. law, and by changes in the statutory interest rates used by tax-qualified pension plans in the U.S. to calculate funding requirements or other plan experience. Accordingly, if the performance of the Company’s plan assets does not meet the assumptions, if there are changes to the Internal Revenue Service regulations or other applicable law, or if other actuarial assumptions are modified, the contributions to the Company’s underfunded pension plan could be significant in future periods.

Medical and Life Benefits — The Company provides medical and life insurance benefits to certain eligible retired employees, with varied coverage by employee group. Generally, employees hired after January 1, 1997 are not eligible for retiree medical and life insurance benefits. The medical benefit plan provides for cost sharing between the Company and its retirees in the form of retiree contributions, deductibles, and coinsurance. Medical and life benefit obligations are unfunded. Medical and life benefit cash payments for eligible retired Aerojet and GenCorp employees are recoverable under the Company’s U.S. government contracts.

Components of retirement benefit expense are:

	Pension Benefits		Postretirement Benefits
	Three months ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
	(In millions)
Service cost	$1.4	$1.1	$0.1	$0.1
Interest cost on benefit obligation	15.2	18.4	0.6	0.7
Assumed return on plan assets	(24.1)	(24.8)	—	—
Amortization of prior service credits	—	—	(0.2)	—
Recognized net actuarial losses (gains)	23.7	15.5	(0.6)	(0.7)

Retirement benefit expense (income)	$16.2	$10.2	$(0.1)	$0.1

	Pension Benefits		Postretirement Benefits
	Six months ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
	(In millions)
Service cost	$2.7	$2.2	$0.1	$0.1
Interest cost on benefit obligation	30.4	36.8	1.2	1.5
Assumed return on plan assets	(48.2)	(49.6)	—	—
Amortization of prior service credits	—	—	(0.4)	—
Recognized net actuarial losses (gains)	47.3	31.0	(1.1)	(1.5)

Retirement benefit expense (income)	$32.2	$20.4	$(0.2)	$0.1

Note 6.	Retirement Benefits

a.	Plan Descriptions

Pension Benefits

On November 25, 2008, the Company decided to amend the defined benefit pension and benefits restoration plans to freeze future accruals under such plans. Effective February 1, 2009 and July 31, 2009, future benefit accruals for non-collective bargaining-unit employees and collective bargaining-unit employees were discontinued, respectively. No employees lost their previously earned pension benefits.

As of November 30, 2012, the Company’s total defined benefit pension plan assets, total projected benefit obligations, and unfunded pension obligation for the tax-qualified pension plan were approximately $1,243.1 million, $1,717.7 million, and $454.5 million, respectively.

The Company does not expect to make any cash contributions to the tax-qualified defined benefit pension plan until fiscal 2015 or later.

Further, with the Office of Federal Procurement Policy issuance of the final rule harmonizing Cost Accounting Standard (“CAS”) 412, Composition and Measurement of Pension Cost, and CAS 413, Adjustment and Allocation of Pension Cost, with the Pension Protection Act (the “PPA”), the Company will recover portions of any required pension funding through its government contracts. Approximately 84% of the Company’s unfunded pension benefit obligation for tax-qualified pension plan as of November 30, 2012 is related to its government contracting business segment, Aerojet. Accordingly, the Company believes a significant portion of any future contributions to its tax-qualified defined benefit pension plan would be recoverable through its government contracts.

On July 6, 2012, the Moving Ahead for Progress in the 21st Century Act (“MAP-21”) was signed into law by the U.S. government. MAP-21, in part, provides temporary relief for employers who sponsor defined benefit pension plans related to funding contributions under the Employee Retirement Income Security Act of 1974. Specifically, MAP-21 implemented a 25-year average interest rate corridor around the 24 month interest rate used for purposes of determining minimum funding obligations. This relief is expected to defer cash contributions until fiscal 2015 or later.

The PPA requires underfunded pension plans to improve their funding ratios based on the funded status of the plan as of specified measurement dates through contributions or application of prepayment credits. As of November 30, 2012, the Company has accumulated $32.5 million in prepayment credits as a result of advanced funding. Changes in prepayment credits during fiscal 2012 were as follows (in millions):

Balance as of November 30, 2011	$59.5
Amount used to offset minimum required contribution as of December 1, 2011 as a result of the requirements under MAP-21	(29.0)
Adjustment for investment experience	2.0

Balance as of November 30, 2012	$32.5

The funded status of the pension plan is affected by the investment experience of the plan’s assets, by any changes in U.S. law, and by changes in the statutory interest rates used by tax-qualified pension plans in the U.S. to calculate funding requirements or other plan experience. Accordingly, if the performance of the Company’s plan assets does not meet the assumptions, if there are changes to the IRS regulations or other applicable law, or if other actuarial assumptions are modified, the contributions to the Company’s underfunded pension plan could be significant in future periods.

Medical and Life Benefits

The Company provides medical and life insurance benefits to certain eligible retired employees, with varied coverage by employee group. Generally, employees hired after January 1, 1997 are not eligible for retiree medical and life insurance benefits. The medical benefit plan provides for cost sharing between the Company and its retirees in the form of retiree contributions, deductibles, and coinsurance. Medical and life benefit obligations are unfunded. Medical and life benefit cash payments for eligible retired Aerojet and GenCorp employees are recoverable under the Company’s U.S. government contracts.

Defined Contribution 401(k) Benefits

The Company sponsors a defined contribution 401(k) plan and participation in the plan is available to all employees. Company contributions to the plan generally have been based on a percentage of employee contributions and, prior to April 15, 2009, the Company’s contributions to the plan had been directed entirely in the GenCorp Stock Fund. Effective January 15, 2009, the Company discontinued the employer matching component to the defined contribution 401(k) plan for non-collective-bargaining-unit employees. Effective March 15, 2009, transfers into the GenCorp Stock Fund were no longer permitted. Effective April 15, 2009, all future contribution investment elections directed into the GenCorp Stock Fund were redirected to other investment options and the Company’s collective-bargaining-unit employee matching contributions are being made in cash. Effective the first full payroll commencing in July 2010, for non-collective-bargaining-unit employees, the Company reinstated in cash its matching contributions at the same level in effect prior to January 15, 2009 and invested according to participants’ investment elections in effect at the time of contribution. The cost of the 401(k) plan was $10.8 million in fiscal 2012, $9.9 million in fiscal 2011, and $3.7 million in fiscal 2010.

b.	Plan Results

Summarized below is the balance sheet impact of the Company’s pension benefits and medical and life benefits. Pension benefits include the consolidated tax-qualified plan and the unfunded non-qualified plan for benefits provided to employees beyond those provided by the Company’s tax-qualified plan. Plan assets, benefit obligations, and the funded status of the plans were determined at November 30, 2012 and 2011 for fiscal 2012 and 2011, respectively.

	Pension Benefits		Medical and Life Benefits
	As of November 30,
	2012	2011	2012	2011
	(In millions)
Change in fair value of plan assets:
Fair value — beginning of year	$1,296.8	$1,374.3	$—	$—
Gain on plan assets	81.2	54.5	—	—
Employer contributions	1.2	1.5	5.1	5.5
Benefits paid(1)	(136.1)	(133.5)	(5.1)	(5.5)

Fair Value — end of year	$1,243.1	$1,296.8	$—	$—

Change in benefit obligation:
Benefit obligation — beginning of year	$1,550.4	$1,566.6	$75.2	$78.9
Service cost(2)	4.5	3.9	0.1	0.1
Interest cost	73.5	78.4	3.3	3.5
Actuarial losses (gains)	225.4	35.0	2.3	(1.8)
Benefits paid	(136.1)	(133.5)	(5.1)	(5.5)

Benefit obligation — end of year(3)	$1,717.7	$1,550.4	$75.8	$75.2

Funded status of the plans	$(474.6)	$(253.6)	$(75.8)	$(75.2)

Amounts Recognized in the Consolidated Balance Sheets:
Postretirement medical and life benefits, current	$—	$—	$(7.5)	$(6.8)
Postretirement medical and life benefits, noncurrent	—	—	(68.3)	(68.4)
Pension liability, current (component of other current liabilities)	(1.2)	(1.1)	—	—
Pension liability, non-qualified (component of other noncurrent liabilities)	(18.9)	(16.1)	—	—
Pension benefits, noncurrent	(454.5)	(236.4)	—	—

Net Liability Recognized in the Consolidated Balance Sheets	$(474.6)	$(253.6)	$(75.8)	$(75.2)

(1)	Benefits paid for medical and life benefits are net of the Medicare Part D Subsidy of $0.4 million and $0.5 million received in fiscal 2012 and 2011, respectively.
(2)	Service cost for pension benefits represents the administrative costs of the tax-qualified pension plan.
(3)	Pension benefit obligation includes $20.1 million in fiscal 2012 and $17.2 million in fiscal 2011 for the non-qualified plan.

Due to freezing of the plan benefits in fiscal 2009, the accumulated benefit obligation for the defined benefit pension plans was equal to the benefit obligation as of the November 30, 2012 and 2011 measurement dates.

Components of net periodic benefit expense are as follows:

	Pension Benefits			Medical and Life Benefits
	Year Ended
	2012	2011	2010	2012	2011	2010
	(In millions)
Service cost(1)	$4.5	$3.9	$4.4	$0.1	$0.1	$0.2
Interest cost on benefit obligation	73.5	78.4	86.1	3.3	3.5	4.0
Assumed return on plan assets(2)	(99.2)	(102.4)	(107.8)	—	—	—
Amortization of prior service (credits) costs	—	—	—	(0.1)	0.1	0.1
Amortization of net losses (gains)	62.1	66.4	58.8	(3.2)	(3.6)	(3.9)

Net periodic benefit expense	$40.9	$46.3	$41.5	$0.1	$0.1	$0.4

(1)	Service cost for pension benefits represents the administrative costs of the tax-qualified pension plan.
(2)	The actual return and rate of return on plan assets are as follows:

	Year Ended
	2012	2011	2010
	(In millions)
Actual return on plan assets	$81.2	$54.5	$172.3
Actual rate of return on plan assets	6.5%	3.8%	13.7%

Market conditions and interest rates significantly affect assets and liabilities of the pension plans. Pension accounting permits market gains and losses to be deferred and recognized over a period of years. This “smoothing” results in the creation of other accumulated income or loss which will be amortized to pension costs in future years. The accounting method the Company utilizes recognizes one-fifth of the unamortized gains and losses in the market-related value of pension assets and all other gains and losses including changes in the discount rate used to calculate benefit costs each year. Investment gains or losses for this purpose are the difference between the expected return and the actual return on the market-related value of assets which smoothes asset values over three years. Although the smoothing period mitigates some volatility in the calculation of annual retirement benefit expense, future expenses are impacted by changes in the market value of pension plan assets and changes in interest rates.

c.	Plan Assumptions

The Company used the following assumptions, calculated based on a weighted-average, to determine the benefit obligations and net periodic benefit expense for the applicable fiscal year.

	Pension Benefits		Medical and Life Benefits
	2012	2011	2012	2011
Discount rate (benefit obligations)	3.68%	4.95%	3.24%	4.58%
Discount rate (benefit restoration plan benefit obligations)	3.77%	4.98%	*	*
Discount rate (net periodic benefit expense)	4.95%	5.21%	4.58%	4.65%
Expected long-term rate of return on plan assets	8.00%	8.00%	*	*
Ultimate healthcare trend rate	*	*	5.00%	5.00%
Initial healthcare trend rate (benefit obligations pre 65/post 65)	*	*	8.75%	9.00%
Year ultimate rate attained (benefit obligations pre 65/post 65)	*	*	2021	2021
Initial healthcare trend rate (net periodic benefit expense pre 65/post 65)	*	*	9.00%	9.00%
Year ultimate rate attained (net periodic benefit expense pre 65/post 65)	*	*	2021	2021

*	Not applicable.

Certain actuarial assumptions, such as assumed discount rate, long-term rate of return, and assumed healthcare cost trend rates can have a significant effect on amounts reported for periodic cost of pension benefits and medical and life benefits, as well as respective benefit obligation amounts. The assumed discount rate represents the market rate available for investments in high-quality fixed income instruments with maturities matched to the expected benefit payments for pension and medical and life benefit plans.

The expected long-term rate of return on plan assets represents the rate of earnings expected in the funds invested, and funds to be invested, to provide for anticipated benefit payments to plan participants. The Company evaluated the plan’s historical investment performance, its current and expected asset allocation, and, with input from the Company’s external advisors and investment managers, developed best estimates of future investment performance of the plan’s assets. Based on this analysis, the Company has assumed a long-term rate of return on plan assets of 8.00%.

The Company reviews external data and its own historical trends for healthcare costs to determine the healthcare cost trend rates for the medical benefit plans. For fiscal 2012 medical benefit obligations, the Company assumed a 8.75% annual rate of increase for pre and post 65 participants in the per capita cost of covered healthcare claims with the rate decreasing over eight years until reaching 5.0%.

A one percentage point change in the key assumptions would have the following effects on the projected benefit obligations as of November 30, 2012 and on expense for fiscal 2012:

	Pension Benefits and Medical and Life Benefits Discount Rate		Expected Long-term Rate of Return	Assumed Healthcare Cost Trend Rate
	Net Periodic Benefit Expense	Projected Benefit Obligation	Net Periodic Pension Benefit Expense	Net Periodic Medical and Life Benefit Expense	Accumulated Benefit Obligation
	(In millions)
1% decrease	$22.9	$193.5	$12.4	$(0.5)	$(2.0)
1% increase	(19.7)	(161.7)	(12.4)	0.5	2.2

d.	Plan Assets and Investment Policy

The Company’s investment policy is to maximize the total rate of return with a view toward long-term funding objectives of the plan to ensure that funds are available to meet benefit obligations when due. The plan assets are diversified to the extent necessary to minimize risk and to achieve an optimal balance between risk and return. The Company’s investment strategy focuses on higher return seeking investments in actively managed investment vehicles with an emphasis toward alternative investment strategies and allows for diversification as to the type of assets, investment strategies employed, and number of investment managers used to carry out this strategy. These strategies are achieved using diversified asset types, which may include cash, equities, fixed income, real estate, private equity holdings and derivatives. Allocations between these asset types may change as a result of changing market conditions and tactical investment opportunities.

The Company’s pension plans weighted average asset allocation and the investment policy asset allocation targets at November 30, 2012, by asset category, are as follows:

	Actual	Target(1)
Cash and cash equivalents	26%	—%
Equity securities	25	32
Fixed income	21	50
Real estate investments	2	2
Private equity holdings	6	—
Alternative investments	20	16

	100%	100%

(1)	Assets rebalanced periodically to remain within a reasonable range of the target. The Company is in the process of evaluating and updating its overall investment strategy and asset allocation targets.

The fair value of the Company’s pension plan assets and liabilities by asset category and by level were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
November 30, 2012
Cash and cash equivalents	$319.3	$200.3	$119.0	$—
Equity securities:
Domestic equity securities	388.3	380.1	7.9	0.3
International equity securities	56.6	56.2	0.3	0.1
Derivatives:
Purchased options	0.7	0.7	—	—
Written options	(1.0)	(1.0)	—	—
Short sales	(134.7)	(134.7)	—	—
Fixed income:
U.S. government securities	6.0	0.4	5.6	—
Corporate debt securities	79.1	—	78.7	0.4
Asset-backed securities	183.7	—	183.7	—
Short sales	(7.6)	(0.4)	(7.2)	—
Forward exchange contracts	0.2	—	0.2	—
Real estate investments	16.7	—	—	16.7
Private equity holdings	74.9	—	—	74.9
Alternative investments	253.2	—	—	253.2

Total	1,235.4	$501.6	$388.2	$345.6

Receivables	28.6
Payables	(20.9)

Total	$1,243.1

November 30, 2011
Cash and cash equivalents	$302.2	$136.9	$165.3	$—
Equity securities:
Domestic equity securities	305.2	299.1	5.7	0.4
International equity securities	148.3	147.6	0.7	—
Derivatives:
Purchased options	0.4	0.4	—	—
Written options	(2.6)	(2.6)	—	—
Short sales	(141.9)	(141.9)	—	—
Fixed income:
U.S. government securities	20.7	8.1	12.6	—
Foreign government securities	0.2	—	—	0.2
Corporate debt securities	101.2	1.3	93.2	6.7
Asset-backed securities	199.8	—	199.8	—
Short sales	(6.6)	(3.4)	(3.2)	—
Forward exchange contracts	0.2	—	0.2	—
Real estate investments	19.6	—	—	19.6
Private equity holdings	72.0	—	—	72.0
Alternative investments	259.1	—	—	259.1

Total	1,277.8	$445.5	$474.3	$358.0

Receivables	43.2
Payables	(24.2)

Total	$1,296.8

The following is a description of the significant investment strategies and valuation methodologies used for the investments measured at fair value, including the general classification of such investments pursuant to the valuation hierarchy. There have been no changes in the methodologies used at November 30, 2012 and 2011.

Cash and cash equivalents

Cash and cash equivalents are held in money market accounts or invested in Short-Term Investment Funds (“STIFs”). Cash and cash equivalents held in money market accounts are classified as Level 1 investments. STIFs are not traded on an exchange and active market, and therefore are classified as Level 2 investments.

Equity securities

Equity securities are invested broadly in U.S. and non-U.S. companies which are in various industries and through a range of market capitalization in common stocks, exchange-traded funds (“ETFs”), common collective trusts (“CCTs”), derivatives and other investment vehicles. Common stocks and ETFs are stated at fair value as quoted on a recognized securities exchange and are valued at the last reported sales price on the last business day of the fiscal year and are classified as Level 1 investments. CCTs are not traded on an exchange and active market, however, the fair value is determined using net asset value (“NAV”) based on the fair value of the underlying investments as traded in an exchange and active market, and therefore are classified as Level 2 investments. Derivatives include call and put options on common stocks or ETFs, which are all listed on an exchange and active market and classified as Level 1 investments. Short sales are short equity positions which are all listed on an exchange and active market and classified as Level 1 investments. Equity securities that are invested in common stock of private companies are priced using unobservable inputs and classified as Level 3 investments.

Fixed income securities

Fixed income securities are invested in a variety of instruments, including, but not limited to, government securities, corporate debt securities, ETFs, CCTs, derivatives, asset-backed securities, and other investment vehicles.

U.S. government securities are invested in treasury bills, ETFs and CCTs. Treasury bills are valued at bid evaluations which are evaluated prices using observable and market-based inputs and are classified as Level 2 investments. ETFs are traded in an exchange and active market and classified as Level 1 investments. CCTs are priced at NAV by investment managers using observable inputs of the underlying U.S. government securities and are classified as Level 2 investments.

Foreign government securities are priced by investment managers using unobservable inputs such as extrapolated data, proprietary models, or indicative quotes and are classified as Level 3 investments.

Corporate debt securities are invested in corporate bonds, ETFs and CCTs. ETFs are traded in an exchange and active market and classified as Level 1 investments. Corporate bonds that are valued at bid evaluations using observable and market-based inputs are classified as Level 2 investments. Corporate bonds that are priced by brokers using unobservable inputs are classified as Level 3 investments. CCTs are priced at NAV by investment managers using observable inputs of the underlying bond securities and are classified as Level 2 investments.

Asset-backed securities, including government-backed mortgage securities, non-government-backed collateralized mortgage obligations, asset-backed securities, and commercial mortgage-backed securities, are valued at bid evaluations which are evaluated prices using observable or unobservable inputs. These securities are classified as Level 2 investments if the evaluated prices are calculated using observable and market-based inputs and are classified as Level 3 investments if the evaluated prices are calculated using unobservable inputs such as extrapolated data, proprietary models, or indicative quotes.

Short sales are short fixed income positions which are classified as Level 1 investments if they are listed on an exchange and active market, and are classified as Level 2 investments if they are valued at bid evaluation using observable and market-based inputs.

Forward exchange contracts

Forward exchange contracts are not exchange-traded but are priced based on observable input. They are classified as Level 2 investments.

Real estate investments

Real estate investments are interests in real property holdings where the underlying properties are valued by independent appraisers employing valuation techniques such as capitalization of future rental income and/or sales of comparable properties. If applicable, the properties may also be valued based on current indicative interest received by the Company from third parties. These investments are classified as Level 3 investments.

Private equity holdings

Private equity holdings are primarily limited partnerships and fund-of-funds that mainly invest in U.S. and non-U.S. leveraged buyout, venture capital and special situation strategies. Generally, the holdings are valued at public market, private market, or appraised value. Private equity holdings are valued at total market value or NAV, which are estimated by investment managers using unobservable inputs such as extrapolated data, proprietary data, or indicative quotes and are classified as Level 3 investments.

Alternative investments

Alternative investments primarily consist of multi-strategy hedge funds that invest across a range of equity and debt securities in a variety of industry sectors. Alternative investments are valued at NAV calculated by investment managers using unobservable inputs such as extrapolated data, proprietary data, or indicative quotes and are classified as Level 3 investments.

Changes in the fair value of the Level 3 investments were as follows:

	November 30, 2011	Unrealized Gains(Losses) on Plan Assets	Realized Gains(Losses) on Plan Assets	Purchases, Issuances, and Settlements	November 30, 2012
	(In millions)
Equity securities:
Domestic equity securities	$0.4	$(0.1)	$—	$—	$0.3
International equity securities	—	—	—	0.1	0.1
Fixed income:
Foreign government securities	0.2	(0.2)	—	—	—
Corporate debt securities	6.7	0.1	0.7	(7.1)	0.4
Asset-backed securities	—	0.3	(0.3)	—	—
Real estate investments	19.6	(2.9)	—	—	16.7
Private equity holdings	72.0	2.7	—	0.2	74.9
Alternative investments	259.1	(5.9)	—	—	253.2

Total	$358.0	$(6.0)	$0.4	$(6.8)	$345.6

	November 30, 2010	Unrealized Gains(Losses) on Plan Assets	Realized Gains(Losses) on Plan Assets	Purchases, Issuances, and Settlements	Transfers out of Level 3	November 30, 2011
	(In millions)
Equity securities:
Domestic equity securities	$—	$0.2	$—	$0.2	$—	$0.4
Fixed income:
Foreign government securities	0.2	—	—	—	—	0.2
Corporate debt securities	—	(0.1)	—	6.8	—	6.7
Asset-backed securities	1.4	0.1	(0.1)	(0.5)	(0.9)	—
Real estate investments	21.6	—	—	(2.0)	—	19.6
Private equity holdings	83.1	4.6	—	(15.7)	—	72.0
Alternative investments	137.1	8.0	(0.9)	114.9	—	259.1

Total	$243.4	$12.8	$(1.0)	$103.7	$(0.9)	$358.0

e.	Benefit Payments

The following presents estimated future benefit payments:

	Pension Benefit Payments	Medical and Life Benefits
Year Ending November 30,		Gross Benefit Payments	Medicare D Subsidy	Net Benefit Payments
	(In millions)
2013	$131.6	$8.0	$0.5	$7.5
2014	129.3	8.0	0.5	7.5
2015	126.5	7.8	0.5	7.3
2016	123.2	7.5	0.4	7.1
2017	119.8	7.2	0.4	6.8
Years 2018 – 2022	544.8	29.5	1.1	28.4